ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(a)Attributable to Limited Partners

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2021	$(144)	$52	$(88)	$(180)
Other comprehensive income (loss)	(70)	24	110	64
Ownership changes	(38)	—	1	(37)
Balance as at December 31, 2021	$(252)	$76	$23	$(153)
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(1)Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2020	$(169)	$11	$(60)	$(218)
Other comprehensive income (loss)	25	39	(28)	36
Ownership changes	—	2	—	2
Balance as at December 31, 2020	$(144)	$52	$(88)	$(180)
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(1)Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2019	$(182)	$9	$(13)	$(186)
Other comprehensive income (loss)	13	2	(47)	(32)
Balance as at December 31, 2019	$(169)	$11	$(60)	$(218)
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(1)Represents net investment hedges, cash flow hedges and other reserves.
(b)Attributable to General Partner and Special Limited Partners
    Accumulated other comprehensive income (loss) attributable to the general partner and special limited partners has not been disclosed as these partners collectively hold 8 units, thus the figures are immaterial.
(c)Attributable to non-controlling interests - Redemption-Exchange Units held by Brookfield Asset Management Inc.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2021	$(199)	$45	$(77)	$(231)
Other comprehensive income (loss)	(63)	21	99	57
Ownership changes	36	—	—	36
Balance as at December 31, 2021	$(226)	$66	$22	$(138)
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(1)Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2020	$(221)	$9	$(52)	$(264)
Other comprehensive income (loss)	22	34	(25)	31
Ownership changes	—	2	—	2
Balance as at December 31, 2020	$(199)	$45	$(77)	$(231)
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(1)Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2019	$(232)	$7	$(10)	$(235)
Other comprehensive income (loss)	11	2	(42)	(29)
Balance as at December 31, 2019	$(221)	$9	$(52)	$(264)
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(1)Represents net investment hedges, cash flow hedges and other reserves.